Seelos Agreement and Plan of Merger (Q3)	9 Months Ended
Sep. 30, 2018
Business Combinations [Abstract]
Seelos Agreement and Plan of Merger
2.SEELOS AGREEMENT AND PLAN OF MERGER

On July 30, 2018, the Company, Merger Sub, and Seelos, entered into the Merger Agreement, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Seelos, with Seelos continuing as a wholly owned subsidiary of the Company and the surviving corporation of the Merger. The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

On October 16, 2018, the Company, Merger Sub and Seelos entered into an amendment to the Merger Agreement, whereby the Company’s deemed pre-money valuation for purposes of the Merger Agreement was increased to $13.0 million and the end date by which the contemplated Merger must be consummated by was extended to December 31, 2018.

Subject to the terms and conditions of the Merger Agreement, at the closing of the Merger, each outstanding share of Seelos common stock will be converted into the right to receive shares of Company common stock (subject to the payment of cash in lieu of fractional shares and after giving effect to a reverse stock split of Company common stock if determined necessary or appropriate by the Company, Seelos and Merger Sub) such that, immediately following the effective time of the Merger, preexisting Company stockholders are expected to own approximately 15% of the outstanding capital stock of the Company on a fully diluted basis, and preexisting Seelos stockholders are expected to own approximately 85% of the outstanding capital stock of the Company on a fully diluted basis, subject to adjustments for net cash held by the Company and Seelos at the time of closing the Merger.

Consummation of the Merger is subject to certain closing conditions, including, among other things, approval by the stockholders of the Company and Seelos. In accordance with the terms of the Merger Agreement, (i) Raj Mehra, the founder and majority stockholder of Seelos (solely in his capacity as a Seelos stockholder) and (ii) certain executive officers, directors and stockholders of the Company (solely in their respective capacities as Company stockholders) have entered into the Support Agreements. The Support Agreements include covenants with respect to the voting of shares of Seelos or Company capital stock, respectively, in favor of approving the transactions contemplated by the Merger Agreement and against any competing acquisition proposals and place certain restrictions on the transfer of the shares of the Company and Seelos capital stock held by the respective signatories thereto.

The Merger Agreement contains certain termination rights for both the Company and Seelos, and further provides that, upon termination of the Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee of $500,000, which may be payable in shares of common stock of the party making such payment in such paying party's sole discretion, and in some circumstances reimburse the other party’s expenses up to a maximum of $350,000.

At the effective time of the Merger, the Company’s Board of Directors is expected to consist of five members, four of whom will be designated by Seelos and one of whom will be designated by the Company.

Contingent Value Rights Agreement

At the closing of the Merger, the Company, Seelos, Richard Pascoe, as representative of the Company’s stockholders, and a rights agent will enter into the Contingent Value Rights Agreement (the “CVR Agreement”). Pursuant to the CVR Agreement, Company stockholders will receive one CVR for each share of the Company’s common stock held of record immediately prior to the closing of the Merger. Each CVR will represent the right to receive payments based on the Company’s Vitaros assets. In particular, CVR holders will be entitled to receive 90% of any cash payments (or the fair market value of any non-cash payments) exceeding $500,000 received, during a period of ten years from the closing of the Merger, based on the sale or out-licensing of the Vitaros assets, including any Contingent Payments, less reasonable transaction expenses. Seelos will be entitled to retain the first $500,000 and 10% of any Contingent Payments. In order to be eligible for the CVR, a Company stockholder must be a holder of record at the close of business immediately prior to the closing of the Merger. Seelos has agreed to use commercially reasonable efforts to out-license or sell the Vitaros assets for a period of three years following the closing of the Merger.

The CVR will be not be transferable, except in limited circumstances and will not be registered with the SEC. Richard Pascoe, the Company’s current President and CEO, will be appointed to serve as the representative of the CVR holders’/former Company stockholders’ interests under the CVR Agreement.